Pioneer Disciplined Value Fund
Schedule of Investments  |  November 30, 2022

A: CVFCX	C: CVCFX	K: CVKFX	R: CVRFX	Y: CVFYX

Schedule of Investments  |  11/30/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.0% of Net Assets
	Aerospace & Defense — 1.8%
81,368	Raytheon Technologies Corp.	$ 8,032,649
	Total Aerospace & Defense	$8,032,649
	Air Freight & Logistics — 1.7%
41,187	FedEx Corp.	$ 7,505,095
	Total Air Freight & Logistics	$7,505,095
	Auto Components — 2.8%
66,688(a)	Aptiv Plc	$ 7,113,609
129,322	BorgWarner, Inc.	5,497,478
	Total Auto Components	$12,611,087
	Banks — 13.4%
149,662	JPMorgan Chase & Co.	$ 20,680,295
28,906	PNC Financial Services Group, Inc.	4,863,724
326,352	US Bancorp	14,813,117
409,044	Wells Fargo & Co.	19,613,660
	Total Banks	$59,970,796
	Capital Markets — 7.3%
213,192	Bank of New York Mellon Corp.	$ 9,785,513
3,481	BlackRock, Inc.	2,492,396
120,023	Charles Schwab Corp.	9,906,698
130,400	State Street Corp.	10,388,968
	Total Capital Markets	$32,573,575
	Chemicals — 4.3%
13,508	Air Products and Chemicals, Inc.	$ 4,189,641
37,228	FMC Corp.	4,863,466
94,809	International Flavors & Fragrances, Inc.	10,032,688
	Total Chemicals	$19,085,795
	Diversified Telecommunication Services — 4.3%
991,854	AT&T, Inc.	$ 19,122,945
	Total Diversified Telecommunication Services	$19,122,945
	Electrical Equipment — 1.4%
38,495	Eaton Corp. Plc	$ 6,292,008
	Total Electrical Equipment	$6,292,008
1Pioneer Disciplined Value Fund |  | 11/30/22

Shares		Value
	Electronic Equipment, Instruments & Components — 1.8%
198,381	National Instruments Corp.	$ 8,137,589
	Total Electronic Equipment, Instruments & Components	$8,137,589
	Energy Equipment & Services — 2.1%
249,740	Baker Hughes Co.	$ 7,247,455
40,360	Schlumberger, Ltd.	2,080,558
	Total Energy Equipment & Services	$9,328,013
	Entertainment — 2.4%
86,064(a)	Walt Disney Co.	$ 8,423,084
196,010(a)	Warner Bros Discovery, Inc.	2,234,514
	Total Entertainment	$10,657,598
	Equity Real Estate Investment Trusts (REITs) — 1.5%
357,882	Outfront Media, Inc.	$ 6,545,662
	Total Equity Real Estate Investment Trusts (REITs)	$6,545,662
	Health Care Equipment & Supplies — 3.6%
98,327(a)	Boston Scientific Corp.	$ 4,451,263
145,502	Medtronic Plc	11,500,478
	Total Health Care Equipment & Supplies	$15,951,741
	Hotels, Restaurants & Leisure — 5.8%
70,114	Darden Restaurants, Inc.	$ 10,306,057
223,259	International Game Technology Plc	5,478,776
130,192(a)	Las Vegas Sands Corp.	6,098,193
39,371	Starbucks Corp.	4,023,716
	Total Hotels, Restaurants & Leisure	$25,906,742
	IT Services — 4.5%
108,791	Cognizant Technology Solutions Corp., Class A	$ 6,767,888
75,814(a)	Fiserv, Inc.	7,911,949
37,479	International Business Machines Corp.	5,580,623
	Total IT Services	$20,260,460
	Life Sciences Tools & Services — 1.0%
126,946(a)	Syneos Health, Inc.	$ 4,478,655
	Total Life Sciences Tools & Services	$4,478,655
	Machinery — 2.9%
20,970	Caterpillar, Inc.	$ 4,957,517
95,051	Stanley Black & Decker, Inc.	7,767,568
	Total Machinery	$12,725,085
Pioneer Disciplined Value Fund |  | 11/30/222

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Shares		Value
	Media — 4.9%
603,215	Comcast Corp., Class A	$ 22,101,798
	Total Media	$22,101,798
	Metals & Mining — 3.3%
117,117	Alcoa Corp.	$ 5,871,075
235,718	Teck Resources, Ltd., Class B	8,742,781
	Total Metals & Mining	$14,613,856
	Multiline Retail — 1.6%
43,146	Target Corp.	$ 7,208,402
	Total Multiline Retail	$7,208,402
	Oil, Gas & Consumable Fuels — 10.9%
28,963	Chevron Corp.	$ 5,309,208
160,812	Coterra Energy, Inc.	4,488,263
518,124	Energy Transfer LP	6,497,275
93,089	EQT Corp.	3,947,904
209,673	Exxon Mobil Corp.	23,344,992
20,692	Pioneer Natural Resources Co.	4,883,105
	Total Oil, Gas & Consumable Fuels	$48,470,747
	Pharmaceuticals — 7.7%
646,148(a)	Elanco Animal Health, Inc.	$ 8,315,925
245,861	Organon & Co.	6,397,303
394,894	Pfizer, Inc.	19,796,036
	Total Pharmaceuticals	$34,509,264
	Semiconductors & Semiconductor Equipment — 3.2%
168,740	Micron Technology, Inc.	$ 9,727,861
51,933	MKS Instruments, Inc.	4,355,101
	Total Semiconductors & Semiconductor Equipment	$14,082,962
	Specialty Retail — 3.0%
168,877	TJX Cos., Inc.	$ 13,518,604
	Total Specialty Retail	$13,518,604
	Technology Hardware, Storage & Peripherals — 1.8%
490,219	Hewlett Packard Enterprise Co.	$ 8,225,875
	Total Technology Hardware, Storage & Peripherals	$8,225,875
	Total Common Stocks (Cost $431,863,130)	$441,917,003

3Pioneer Disciplined Value Fund |  | 11/30/22

Shares		Value

	SHORT TERM INVESTMENTS — 0.9% of Net Assets
	Open-End Fund — 0.9%
4,105,896(b)	Dreyfus Government Cash Management, Institutional Shares, 3.61%	$ 4,105,896
		$4,105,896
	TOTAL SHORT TERM INVESTMENTS (Cost $4,105,896)	$4,105,896
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $435,969,026)	$446,022,899
	OTHER ASSETS AND LIABILITIES — 0.1%	$626,927
	net assets — 100.0%	$446,649,826

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$441,917,003	$—	$—	$441,917,003
Open-End Fund	4,105,896	—	—	4,105,896
Total Investments in Securities	$446,022,899	$—	$—	$446,022,899
During the period ended November 30, 2022, there were no transfers in or out of Level 3.
Pioneer Disciplined Value Fund |  | 11/30/224